Shareholders' Equity - Dividends Declared (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017
Equity [Abstract]
Dividends declared per share (USD per share)	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.45	$ 0.45	$ 0.40	$ 0.40	$ 0.35
Dividends declared	$ 346	$ 342	$ 346	$ 345	$ 349	$ 350	$ 357	$ 322	$ 324	$ 289	$ 291	$ 251